UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/12 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2012

Shares		Value
COMMON STOCKS (96.8%)
	CONSUMER DISCRETIONARY (16.3%)
5,000	AutoZone, Inc. *	$1,848,350
34,000	Coach, Inc.	1,904,680
71,000	Comcast Corp. Class A	2,470,800
44,000	DIRECTV *	2,308,240
47,000	Las Vegas Sands Corp.	2,179,390
24,000	McDonald’s Corp.	2,202,000
20,000	NIKE, Inc. Class B	1,898,200
3,500	Priceline.com, Inc. *	2,165,555
55,000	Starbucks Corp.	2,791,250
36,000	Target Corp.	2,284,920
50,000	TJX Companies, Inc. (The)	2,239,500
42,000	Viacom, Inc. Class B	2,250,780
45,000	Walt Disney Co. (The)	2,352,600
31,000	Yum! Brands, Inc.	2,056,540
		30,952,805
	CONSUMER STAPLES (2.4%)
24,000	Costco Wholesale Corp.	2,403,000
31,000	PepsiCo, Inc.	2,193,870
		4,596,870
	ENERGY (7.8%)
17,000	Chevron Corp.	1,981,520
41,000	Enterprise Products Partners L.P.	2,197,600
19,000	EOG Resources, Inc.	2,128,950
26,000	Exxon Mobil Corp.	2,377,700
39,000	Hess Corp.	2,095,080
29,000	Schlumberger Ltd.	2,097,570
45,000	TransCanada Corp. (1)	2,047,500
		14,925,920
	FINANCIALS (5.9%)
11,000	BlackRock, Inc.	1,961,300
41,000	Capital One Financial Corp.	2,337,410
50,000	JPMorgan Chase & Co.	2,024,000
21,700	M&T Bank Corp. (1)	2,064,972
82,000	U.S. Bancorp	2,812,600
		11,200,282
	HEALTH CARE (16.6%)
51,000	Agilent Technologies, Inc.	1,960,950
25,000	Allergan, Inc.	2,289,500
27,000	Amgen, Inc.	2,276,640
13,500	Biogen Idec, Inc. *	2,014,605
66,000	Bristol-Myers Squibb Co.	2,227,500
40,000	Express Scripts Holding Co. *	2,506,800
33,000	Gilead Sciences, Inc. *	2,188,890
21,000	McKesson Corp.	1,806,630
31,000	Novartis AG ADR	1,899,060
15,000	Novo Nordisk A/S ADR	2,367,150
36,000	Stryker Corp.	2,003,760
46,000	Teva Pharmaceutical Industries Ltd. ADR	1,904,860
32,500	Thermo Fisher Scientific, Inc.	1,911,975
41,000	UnitedHealth Group, Inc.	2,271,810
24,000	Watson Pharmaceuticals, Inc. *	2,043,840
		31,673,970

Shares		Value
	INDUSTRIALS (9.8%)
28,000	Boeing Co. (The)	$1,949,360
25,000	Canadian National Railway Co.	2,205,750
39,000	Danaher Corp.	2,150,850
47,000	Expeditors International of Washington, Inc.	1,708,920
21,000	FedEx Corp.	1,777,020
12,000	Precision Castparts Corp.	1,960,080
40,000	Tyco International Ltd.	2,250,400
22,000	Union Pacific Corp.	2,611,400
25,000	United Technologies Corp.	1,957,250
		18,571,030
	INFORMATION TECHNOLOGY (27.5%)
34,000	Accenture PLC Class A	2,381,020
49,000	Altera Corp.	1,665,265
6,500	Apple, Inc.	4,337,190
82,000	ARM Holdings PLC ADR (1)	2,294,360
18,000	Baidu, Inc. ADR *	2,102,760
38,000	Check Point Software Technologies Ltd. *	1,830,080
25,000	Citrix Systems, Inc. *	1,914,250
34,000	Cognizant Technology Solutions Corp. Class A *	2,377,280
48,000	eBay, Inc. *	2,323,680
85,000	EMC Corp. *	2,317,950
1,000	Facebook, Inc. Class A*	21,650
4,000	Google, Inc. Class A *	3,018,000
86,000	Intel Corp.	1,950,480
13,000	International Business Machines Corp.	2,696,850
40,000	Intuit, Inc.	2,355,200
43,071	Motorola Solutions, Inc.	2,177,239
45,000	NetApp, Inc. *	1,479,600
68,000	Oracle Corp.	2,141,320
36,000	QUALCOMM, Inc.	2,249,640
34,000	SAP AG ADR (1)	2,425,220
54,000	TE Connectivity Ltd.	1,836,540
63,000	Texas Instruments, Inc.	1,735,650
18,000	Visa, Inc. Class A	2,417,040
23,000	VMware, Inc. Class A*	2,225,020
		52,273,284
	MATERIALS (7.2%)
22,000	Air Products & Chemicals, Inc.	1,819,400
42,000	Barrick Gold Corp.	1,753,920
27,000	BHP Billiton Ltd. ADR (1)	1,852,470
37,000	E.I. du Pont de Nemours & Co.	1,859,990
33,000	Ecolab, Inc.	2,138,730
26,000	Monsanto Co.	2,366,520
46,000	Potash Corporation of Saskatchewan, Inc.	1,997,320
		13,788,350
	TELECOMMUNICATION SERVICES (2.3%)
80,000	America Movil SAB de C.V. Series L, ADR	2,035,200
52,000	BCE, Inc.	2,284,880
		4,320,080

1

Value Line Larger Companies Fund, Inc.

September 30, 2012

Shares		Value
	UTILITIES (1.0%)
28,333	Duke Energy Corp.	$1,835,978

	TOTAL COMMON STOCKS (Cost $136,037,529) (96.8%)	184,138,569

Principal Amount		Value
SHORT-TERM INVESTMENTS (3.0%)
	REPURCHASE AGREEMENTS (3.0%)
$5,600,000	With Morgan Stanley, 0.19%, dated 09/28/12, due 10/01/12, delivery value $5,600,089 (collateralized by $5,480,000 U.S. Treasury Notes 2.3750% due 09/30/14, with a value of $5,714,114)	5,600,000

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (5.4%)
	REPURCHASE AGREEMENTS (5.4%)
3,449,831	Joint Repurchase Agreement with Morgan Stanley, 0.20%, dated 09/28/12, due 10/01/12, delivery value $3,449,888 (collateralized by $3,518,838 U.S. Treasury Inflation Indexed Bonds 2.375% due 01/15/25, with a value of $3,506,362)	3,449,831
3,449,831	Joint Repurchase Agreement with Barclays, 0.20%, dated 09/28/12, due 10/01/12, delivery value $3,449,888 (collateralized by $3,518,832 U.S. Treasury Inflation Indexed Notes 1.875% due 07/15/13, with a value of $3,505,818)	3,449,831
3,449,830	Joint Repurchase Agreement with Credit Suisse First Boston, 0.23%, dated 09/28/12, due 10/01/12, delivery value $3,449,897 (collateralized by $3,519,488 U.S. Treasury Note 1.375% due 11/30/15, with a value of $3,504,175)	3,449,830
	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $10,349,492) (5.4%)	10,349,492
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,949,492) (8.4%)	15,949,492
	TOTAL INVESTMENT SECURITIES (105.2%) (Cost $151,987,021)	200,088,061
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.2%)		(9,871,718)
NET ASSETS (2) (100%)		$190,216,343
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($190,216,343 ÷ 9,639,023 shares outstanding)		$19.73

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2012, the market value (including accrued interest) of the securities on loan was $10,351,560.
(2)
For federal income tax purposes, the aggregate cost was $151,987,021, aggregate gross unrealized appreciation was $50,840,085, aggregate gross unrealized depreciation was $2,739,045 and the net unrealized appreciation was $48,101,040.

ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$184,138,569	$0	$0	$184,138,569
Short-Term Investments	0	15,949,492	0	15,949,492
Total Investments in Securities	$184,138,569	$15,949,492	$0	$200,088,061

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 16, 2012